Significant Accounting Policies - Classification of the non-controlling interests (Details)	12 Months Ended
Dec. 31, 2020 item
GasLog Partners LP
Disclosure of subsidiaries
Available cash percentage the Partnership is required to distribute	100.00%
Number of days after the quarter cash distributed to partners	45 days
GasLog Partners LP
Disclosure of subsidiaries
GasLog Partner common units not directly or indirectly held by GasLog	32,726,222